As filed with the Securities and Exchange Commission on March 16, 2015

REGISTRATION NO. 033-63560 and 811-7762

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO.	☐

POST-EFFECTIVE AMENDMENT NO. 69	☒

AND/OR

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

AMENDMENT NO. 71	☒

(CHECK APPROPRIATE BOX OR BOXES)

FIRST EAGLE FUNDS

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

1345 AVENUE OF THE AMERICAS

NEW YORK, NY 10105

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 698-3000

SUZAN AFIFI

FIRST EAGLE FUNDS

1345 AVENUE OF THE AMERICAS

NEW YORK, NY 10105

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPY TO:

NATHAN J. GREENE, ESQ.

SHEARMAN & STERLING LLP

599 LEXINGTON AVENUE

NEW YORK, NY 10022

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(a) or Rule 485(b) (as the case may be) under the Securities Act of 1933 and the Registration has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, as of the 16th day of March, 2015.

FIRST EAGLE FUNDS

By:	/s/ JOHN P. ARNHOLD
JOHN P. ARNHOLD
PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	CAPACITY	DATE

/s/ LISA ANDERSON*	Trustee	March 16, 2015
(LISA ANDERSON)

/s/ JOHN P. ARNHOLD*	Trustee	March 16, 2015
(JOHN P. ARNHOLD)

/s/ JEAN-MARIE EVEILLARD*	Trustee	March 16, 2015
(JEAN-MARIE EVEILLARD)

/s/ CANDACE K. BEINECKE*	Trustee	March 16, 2015
(CANDACE K. BEINECKE)

/s/ JEAN D. HAMILTON*	Trustee	March 16, 2015
(JEAN D. HAMILTON)

/s/ JAMES E. JORDAN*	Trustee	March 16, 2015
(JAMES E. JORDAN)

/s/ WILLIAM M. KELLY*	Trustee	March 16, 2015
(WILLIAM M. KELLY)

/s/ PAUL J. LAWLER*	Trustee	March 16, 2015
(PAUL J. LAWLER)

/s/ JOSEPH MALONE*	Chief Financial Officer	March 16, 2015
(JOSEPH MALONE)

*By:	/s/ SUZAN AFIFI
SUZAN AFIFI
POWER-OF-ATTORNEY

SIGNATURES

First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd. and First Eagle Gold Cayman Fund, Ltd. has duly cause this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of New York and State of New York, as of the 16th day of March, 2015.

FIRST EAGLE GLOBAL CAYMAN FUND, LTD. FIRST EAGLE OVERSEAS CAYMAN FUND, LTD. FIRST EAGLE U.S. VALUE CAYMAN FUND, LTD. FIRST EAGLE GOLD CAYMAN FUND, LTD.

SIGNATURE	CAPACITY	DATE

/s/ PETER HUBER*	Director	March 16, 2015
(PETER HUBER)

/s/ GLENN MITCHELL*	Director	March 16, 2015
(GLENN MITCHELL)

*By:	/S/ SUZAN AFIFI
Suzan Afifi Power-of-Attorney

EXHIBIT INDEX

Exhibit No.	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase